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                                   SUPPLEMENT
                              DATED AUGUST 4, 2006
                                     TO THE
                    MLIG VARIABLE INSURANCE TRUST PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2006

ROSZEL/BKF LARGE CAP VALUE PORTFOLIO

In July 2006, Philip Friedman resigned his position at BKF Asset Management, Inc. John W. Murphy, formerly co-portfolio manager with Philip Friedman, will continue to manage the Portfolio as the sole portfolio manager. The investment objective of the Portfolio has not changed. However, Roszel Advisors, LLC is considering seeking a new investment subadviser for the Portfolio.

On page 43 of the prospectus, the first paragraph should be deleted in its entirety. Also on page 43, in the first line of the second paragraph, the word "co-manages" should be changed to "manages."

On page 52 of the Statement of Additional Information ("SAI"), the first sentence after the heading "Other Accounts Managed by the Portfolio Managers" should be deleted as should the reference to Philip Friedman in the sixth paragraph.

                                     *  *  *

Please retain this supplement with your Prospectus and SAI for future reference.